Basis of Presentation - Activities of the subsidiary (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Genmab B.V.
Activities of the subsidiary
Ownership and votes (Percentage)	100.00%	100.00%
Genmab Holding B.V.
Activities of the subsidiary
Ownership and votes (Percentage)	100.00%	100.00%
Genmab US, Inc.
Activities of the subsidiary
Ownership and votes (Percentage)	100.00%	100.00%
Genmab K.K.
Activities of the subsidiary
Ownership and votes (Percentage)	100.00%	100.00%